Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

40 Subsequent events

In March 2022, the Italian Government enacted a law that imposes a one-time expense on extra-profits of energy companies determined on the basis of certain transactions for the six-months ended March 31, 2022 compared to the same period in the prior year. Considering that further legislative action and implementation guidance are required and because the data required to determine the extra-profit are not fully available, management is not able to make a reliable estimate of the impact of the law on the consolidated financial statements. No further significant events were reported after December 31, 2021, apart from what is already included in the notes to these Financial Statements.